PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Schedule of property and equipment, net

	System Components		Leased systems		Laboratory equipment and Computers	Right of use assets	Office furniture and equipment	Leasehold improvements	Total
Cost:
Balance at January 1, 2021	$3,642		$8,620		$845	$1,335	$96	$52	$14,590
Additions	5,448		—		325	587	39	17	6,416
Transfer to Leased systems	(985)		985		—	—	—	—	—
Reductions	(3,642)	(***)	(2,142)	(**)	—	(287)	—	—	(6,071)
Balance at December 31, 2021	4,463		7,463		1,170	1,635	135	69	14,935

Accumulated depreciation:
Balance at January 1, 2021	$—		$3,422		$775	$735	$56	$52	$5,040
Additions	—		1,126		82	470	7	1	1,686
Reductions	—		(898)		—	(224)	—	—	(1,122)

Balance at December 31, 2021	—		3,650		857	981	63	53	5,604

Depreciated cost at December 31, 2021	$4,463		$3,813		$313	$654	$72	$16	$9,331

December 31, 2020:

	System Components		Leased systems		Laboratory equipment and Computers	Right of use assets	Office furniture and equipment	Leasehold improvements		Total
Cost
Balance at January 1, 2020	$3,117		$8,151		$831	$1,414	$90	$52		$13,655
Additions	3,989		—		14	48	6	—		4,057
Transfer to Leased systems	(1,580)		1,580		—	—	—	—		—
Reductions	(1,884)	(***)	(1,111)	(**)	—	(127)	—	—		(3,122)

Accumulated depreciation:
Balance at December 31, 2020	3,642		8,620		845	1,335	96	52		14,590
Balance at January 1, 2020	—		2,660		694	460	50	52		3,916
Additions	—		1,180		81	351	6	—		1,618
Reductions	—		(418)		—	(76)	—	—		(494)

Balance at December 31, 2020	—		3,422		775	735	56	52		5,040

Depreciated cost at December 31, 2020	$3,642		$5,198		$70	$600	$40	$—	(*)	$9,550

(*)	Represents an amount lower than $ 1

(**)	Derived mainly from returned systems as well as sale of leased systems.

(***)	Mainly includes impairment and disposals charge of $1,295 and $1,161 and system components sold in the amount of $1,789 and $723 for the years ended December 31, 2021 and 2020, respectively.